LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Period:
2020	$ 3,634
2021	2,381
2022	1,678
2023	1,565
2024	1,315
Thereafter	2,988
Total operating lease payments	13,561
Less: imputed interest	(935)
Present value of lease liabilities	$ 12,626